Shareholder Fees	Jan. 03, 2022
First Trust Low Duration Strategic Focus ETF | First Trust Low Duration Strategic Focus ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none